Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 503,761,425.00
Previously Paid Amount	0.00
Total Fee Amount	69,569.45
Total Offset Amount	0.00
Net Fee	$ 69,569.45